Additional Paid-In Capital (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Y	Dec. 31, 2012 Y M
Additional Paid-in Capital 1	480,000
Additional Paid-in Capital 2	$ 0.65
Additional Paid-in Capital 3	$ 157,000
Additional Paid-in Capital 4	200,000
Additional Paid-in Capital 5	$ 0.65
Additional Paid-in Capital 6	2
Additional Paid-in Capital 7	25.00%
Additional Paid-in Capital 8	59,000
Additional Paid-in Capital 9	35,000
Additional Paid-in Capital 10	$ 0.65
Additional Paid-in Capital 11	2
Additional Paid-in Capital 12	25.00%
Additional Paid-in Capital 13	10,000
Additional Paid-in Capital 18	75,000
Additional Paid-in Capital 19	0
Additional Paid-in Capital 20	75,000
Additional Paid-in Capital 21	0
Additional Paid-in Capital 22	0
Additional Paid-in Capital 23	31,000
Additional Paid-in Capital 24	0
Additional Paid-in Capital 25	31,000
Additional Paid-in Capital 26	0
Additional Paid-in Capital 27	82,000
Additional Paid-in Capital 28	43,000
Additional Paid-in Capital 29	67,000
Additional Paid-in Capital 30	41,000
Additional Paid-in Capital 31	15,000
Additional Paid-in Capital 32	1,000
Additional Paid-in Capital 33	1,000
Additional Paid-in Capital 34	202,000
Additional Paid-in Capital 35	63,000
Additional Paid-in Capital 36	3,098,500
Additional Paid-in Capital 37	1,424,981
Additional Paid-in Capital 38	3,098,500
Additional Paid-in Capital 39	945,393
Additional Paid-in Capital 40	0
Additional Paid-in Capital 41	1,465,000
Additional Paid-in Capital 42	337,000
Additional Paid-in Capital 43	1,464,000
Additional Paid-in Capital 44	337,000
Additional Paid-in Capital 1		1,600,749
Additional Paid-in Capital 2		100.00%
Additional Paid-in Capital 3		10
Additional Paid-in Capital 4		24
Additional Paid-in Capital 5		100.00%
Additional Paid-in Capital 6		1,600,749
Additional Paid-in Capital 7		2,074,000
Additional Paid-in Capital 8		10.00%
Additional Paid-in Capital 9		10
Additional Paid-in Capital 10		5
Additional Paid-in Capital 11		2,074,000
Additional Paid-in Capital 12		3,308,127
Additional Paid-in Capital 13		10.00%
Additional Paid-in Capital 14		50,000
Additional Paid-in Capital 15		$ 0.52
Additional Paid-in Capital 16		2
Additional Paid-in Capital 17		25.00%
Additional Paid-in Capital 18		16,000
Additional Paid-in Capital 19		115,000
Additional Paid-in Capital 20		40,000
Additional Paid-in Capital 21		50,000
Additional Paid-in Capital 22		35,000
Additional Paid-in Capital 23		$ 0.54
Additional Paid-in Capital 24		2
Additional Paid-in Capital 25		25.00%
Additional Paid-in Capital 26		74,000
Additional Paid-in Capital 27		40,000
Additional Paid-in Capital 28		$ 0.51
Additional Paid-in Capital 29		2
Additional Paid-in Capital 30		25.00%
Additional Paid-in Capital 31		10,000
Additional Paid-in Capital 32		50,000
Additional Paid-in Capital 33		$ 0.55
Additional Paid-in Capital 34		1
Additional Paid-in Capital 35		25.00%
Additional Paid-in Capital 36		12,000
Additional Paid-in Capital 37		30,000
Additional Paid-in Capital 38		25,000
Additional Paid-in Capital 39		$ 0.60
Additional Paid-in Capital 40		2
Additional Paid-in Capital 41		25.00%
Additional Paid-in Capital 42		15,000
Additional Paid-in Capital 43		50,000
Additional Paid-in Capital 44		$ 0.62
Additional Paid-in Capital 45		1
Additional Paid-in Capital 46		25.00%
Additional Paid-in Capital 47		10,000
Additional Paid-in Capital 48		50,000
Additional Paid-in Capital 49		775,000
Additional Paid-in Capital 50		50,000
Additional Paid-in Capital 51		775,000
Additional Paid-in Capital 52		0
Additional Paid-in Capital 53		0
Additional Paid-in Capital 54		28,000
Additional Paid-in Capital 55		318,000
Additional Paid-in Capital 56		28,000
Additional Paid-in Capital 57		318,000
Additional Paid-in Capital 58		4,000
Additional Paid-in Capital 59		59,000
Additional Paid-in Capital 60		51,000
Additional Paid-in Capital 61		72,000
Additional Paid-in Capital 62		92,000
Additional Paid-in Capital 63		17,000
Additional Paid-in Capital 64		0
Additional Paid-in Capital 65		72,000
Additional Paid-in Capital 66		55,000
Additional Paid-in Capital 67		4,800,000
Additional Paid-in Capital 68		2,400,000
Additional Paid-in Capital 69		$ 0.74
Additional Paid-in Capital 70		817,000
Additional Paid-in Capital 71		300,000
Additional Paid-in Capital 72		300,000
Additional Paid-in Capital 73		$ 0.74
Additional Paid-in Capital 74		153,000
Additional Paid-in Capital 75		219,313
Additional Paid-in Capital 76		299,406
Additional Paid-in Capital 77		219,313
Additional Paid-in Capital 78		299,406
Additional Paid-in Capital 79		0
Additional Paid-in Capital 80		104,000
Additional Paid-in Capital 81		142,000
Additional Paid-in Capital 82		104,000
Additional Paid-in Capital 83		142,000
Additional Paid-in Capital 84		1,205,668
Additional Paid-in Capital 85		491,382
Additional Paid-in Capital 86		491,382
Additional Paid-in Capital 87		0
Additional Paid-in Capital 88		233,000
Additional Paid-in Capital 89		233,000
Additional Paid-in Capital 90		714,286
Additional Paid-in Capital 91		234,698
Additional Paid-in Capital 92		0
Additional Paid-in Capital 93		4,366,904
Additional Paid-in Capital 94		2,902,618
Additional Paid-in Capital 95		2,902,618
Additional Paid-in Capital 96		0
Additional Paid-in Capital 97		1,458,000
Additional Paid-in Capital 98		1,458,000
Additional Paid-in Capital 99		1,464,286
Additional Paid-in Capital 100		515,391
Additional Paid-in Capital 101		$ 0